Financial Instruments	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Financial Instruments	Financial Instruments
The Group’s financial instruments consist of financial assets in the form of notes, convertible notes and investment in shares, and financial liabilities, including preferred shares. Many of these financial instruments are presented at fair value, with changes in fair value recorded through profit and loss.
Fair Value Process
For financial instruments measured at fair value under IFRS 9, the change in the fair value is reflected through profit and loss. Using the guidance in IFRS 13, the total business enterprise value and allocable equity of each entity being valued can be determined using a market backsolve approach through a recent arm’s length financing round (or a future probable arm's length transaction), market/asset probability-weighted expected return method ("PWERM") approach, discounted cash flow approach, or hybrid approaches. The approaches, in order of strongest fair value evidence, are detailed as follows:

Valuation Method	Description
Market – Backsolve	The market backsolve approach benchmarks the original issue price (OIP) of the company’s latest funding transaction as current value.
Market/Asset – PWERM	Under a PWERM, the company value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise. Possible future outcomes can include IPO scenarios, potential SPAC transactions, merger and acquisition transactions as well as other similar exit transactions of the investee.
Income Based – DCF	The income approach is used to estimate fair value based on the income streams, such as cash flows or earnings, that an asset or business can be expected to generate.
At each measurement date, investments held at fair value (that are not publicly traded) as well as the fair value of preferred share liabilities, including embedded conversion rights that are not bifurcated, were determined using the following allocation methods: option pricing model (“OPM”), PWERM, or hybrid allocation framework. The methods are detailed as follows:

Allocation Method	Description
OPM	The OPM model treats preferred stock as call options on the enterprise’s equity value, with exercise prices based on the liquidation preferences of the preferred stock.
PWERM	Under a PWERM, share value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise, as well as the rights of each share class.
Hybrid
The hybrid method is a combination of the PWERM and OPM. Under the hybrid method, multiple liquidity scenarios are weighted based on the probability of the scenario's occurrence, similar to the PWERM, while also utilizing the OPM to estimate the allocation of value in one or more of the scenarios.

Valuation policies and procedures are regularly monitored by the Group. Fair value measurements, including those categorized within Level 3, are prepared and reviewed for reasonableness and compliance with the fair value measurements guidance under IFRS accounting standards. The Group measures fair value using the following fair value hierarchy that reflects the significance of the inputs used in making the measurements:

Fair Value Hierarchy Level	Description
Level 1	Inputs that are quoted market prices (unadjusted) in active markets for identical instruments.
Level 2	Inputs other than quoted prices included within Level 1 that are observable either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3
Inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instruments' valuation.

Whilst the Group considers the methodologies and assumptions adopted in fair value measurements as supportable and reasonable, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investment existed.
Subsidiary Preferred Shares Liability
The following table summarizes the changes in the Group’s subsidiary preferred shares measured at fair value, which are categorized as Level 3 in the fair value hierarchy:

Subsidiary Preferred Shares $
Balance at December 31, 2023 and January 1, 2024	169
Value at issuance	68,100
Change in fair value	1,613
Balance at June 30, 2024	69,882
The change in fair value of preferred shares liabilities are recorded in finance income/(costs) – fair value accounting in the Condensed Consolidated Statement of Comprehensive Income/(Loss).
The significant unobservable inputs used at June 30, 2024 in the fair value measurement of the Group’s material subsidiary preferred shares liability and the sensitivity of the fair value measurement for this liability to changes of these significant unobservable inputs are summarized in the table below.

As of June 30, 2024	Subsidiary Preferred Share Liability Measured through Market Backsolve & Two-Scenario OPM
Unobservable Inputs	Input Value	Sensitivity Range	Fair Value Increase/(Decrease) $
Equity Value	192,200	-5%	(2,251)
		+5%	2,137
Time to Liquidity	1.27	-6 Months	3,511
		+ 6 Months	(2,924)
Volatility	56%	-10%	1,664
		+10%	(1,714)
Investments Held at Fair Value
Vor and Akili Valuation
Vor (Nasdaq: VOR), Akili (Nasdaq: AKLI) and additional immaterial investments are listed entities on an active exchange, and as such, the fair value as of June 30, 2024, was calculated utilizing the quoted common share price which is categorized as Level 1 in the fair value hierarchy.
Vedanta and Sonde
As of June 30, 2024, the Group accounts for the following investments under IFRS 9 as investments held at fair value with changes in fair value through the profit and loss: Sonde preferred A-2 and B shares and Vedanta convertible preferred shares. The valuation of the aforementioned investments is categorized as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs to value such assets. During the six months ended June 30, 2024, the Group recorded such investments at fair value and recognized a loss of $3,486 for the change in fair value of the investments.
The following table summarizes the changes in all the Group’s investments held at fair value categorized as Level 3 in the fair value hierarchy:

$
Balance at December 31, 2023	24,872
Gain/(loss) on changes in fair value	(3,796)
Balance as of June 30, 2024 before allocation of equity method loss to LTI	21,076
Equity method loss recorded against LTI	(172)
Balance as of June 30, 2024 after allocation of equity method loss to LTI	20,904
The change in fair value of investments held at fair value is recorded in gain/(loss) on investments held at fair value in the Condensed Consolidated Statement of Comprehensive Income/(Loss).
As of June 30, 2024, the Group’s material investments held at fair value categorized as Level 3 in the fair value hierarchy include the preferred shares of Sonde and Vedanta, with fair value of $10,571 and $10,505, respectively. The significant unobservable inputs used at June 30, 2024 in the fair value measurement of these investments and the sensitivity of the fair value measurements for these investments to changes of these significant unobservable inputs are summarized in the table below.

As of June 30, 2024	Investment Measured through Market Backsolve & OPM
Unobservable Inputs (Sonde)	Input Value	Sensitivity Range	Fair Value Increase/(Decrease) $
Equity Value	54,307	-5%	(466)
		+5%	466
Time to Liquidity	2.00	-6 Months	34
		+ 6 Months	(37)
Volatility	55%	-10%	1
		+10%	(25)

As of June 30, 2024	Investment Measured through Market Backsolve that Leverages a Monte Carlo Simulation
Unobservable Inputs (Vedanta)	Input Value	Sensitivity Range	Fair Value Increase/(Decrease) $
Equity Value	30,272	-5%	(1,029)
		+5%	913
Time to Liquidity	0.73	- 6 Months	(9,690)
		+ 6 Months	3,328
Volatility	125%	-10%	(1,111)
		+10%	823
Investments in Notes from Associates
As of June 30, 2024 and December 31, 2023, the investment in notes from associates was $16,212 and $4,600, respectively. The balance represents the fair value of convertible promissory notes with a principal value of $26,850 issued by Gelesis and convertible debt with a principal value of $5,000 issued by Vedanta.
During the six months ended June 30, 2024, the Group recorded a gain of $11,612 for the change in fair value of the notes from associates in the gain/(loss) on investments in notes from associates within the Condensed Consolidated Statement of Comprehensive Income/Loss. The gain was driven by an increase of $11,312 in the fair value of the Gelesis convertible promissory notes and an increase of $300 in the fair value of the Vedanta convertible note.
In October 2023, Gelesis ceased operations and filed a voluntary petition for relief under the provisions of Chapter 7 of Title 11 of the United States Bankruptcy Code. Therefore, the Group determined the fair value of the convertible promissory notes issued by Gelesis to be $0 at December 31, 2023. In June 2024, the Bankruptcy Court approved an executed agreement for a third party to acquire the remaining net assets of Gelesis for $15,000. As the only senior secured creditor, the Group is expected to receive a majority of the proceeds from this sale after deduction of legal and administrative costs incurred by the Bankruptcy Court. As of June 30, 2024, these notes were determined to have a fair value of $11,312.
The convertible debt issued by Vedanta was valued using a market backsolve approach that leverages a Monte Carlo simulation. The significant unobservable inputs categorized as Level 3 in the fair value hierarchy used at June 30, 2024, in the fair value measurement of the convertible debt are the same as the inputs disclosed above for Vedanta preferred shares.
Fair Value Measurement and Classification
The fair value of financial instruments by category as of June 30, 2024 and December 31, 2023:

	2024
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets[3]:
Money Markets[1,2]	224,361	—	224,361	—	—	224,361
Investment in notes from associates	16,212	—	—	—	16,212	16,212
Investments held at fair value	29,202	—	8,126	—	21,076	29,202
Total financial assets	269,775	—	232,487	—	37,288	269,775
Financial liabilities:
Subsidiary preferred shares	—	69,882	—	—	69,882	69,882
Share-based liability awards	—	3,435	—	—	3,435	3,435
Total financial liabilities	—	73,317	—	—	73,317	73,317
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
2    Included within cash and cash equivalents.
3.    Excluded from the table above are short-term investments of $191,938 that are classified at amortized cost as of June 30, 2024. The cost of these short-term investments approximates current fair value.
The Group has a number of financial instruments that are not measured at fair value in the Condensed Consolidated Statement of Financial Position. For these instruments the fair values are not materially different from their carrying amounts.

	2023
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets[3]:
Money Markets[1,2]	156,705	—	156,705	—	—	156,705
Note from associate	4,600	—	—	—	4,600	4,600
Investments held at fair value	317,841	—	292,970	—	24,872	317,841
Total financial assets	479,146	—	449,675	—	29,472	479,146
Financial liabilities:
Subsidiary preferred shares	—	169	—	—	169	169
Share-based liability awards	—	4,782	—	—	4,782	4,782
Total financial liabilities	—	4,951	—	—	4,951	4,951
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
2    Included within cash and cash equivalents.
3 Excluded from the table above are short-term investments of $136,062 that are classified at amortized cost as of December 31, 2023. The cost of these short-term investments approximates current fair value.